Business Combinations (Details) - Acquisition of Shine Prosperity [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Business combinations [Line Items]
Ordinary shares (in Shares) | shares	10,000
Price for the acquisition	$ 193,237
Third Parties [Member]
Business combinations [Line Items]
Price for the acquisition	127,537
HF Holdings [Member]
Business combinations [Line Items]
Price for the acquisition	$ 65,700
Shine Prosperity [Member]
Business combinations [Line Items]
Acquired Percentage	100.00%